Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 841,440		$ 332,139		$ 313,826
Other comprehensive income:
Amortization of interest rate contracts	2,513	[1]	2,594	[1]	2,595	[1]
Other Comprehensive income	2,513		2,594		2,595
Comprehensive income	843,953		334,733		316,421
Net income attributable to noncontrolling interests	(91,629)		(42,489)		(41,147)
Other comprehensive income attributable to noncontrolling interests	(252)		(273)		(297)
Comprehensive income attributable to Boston Properties, Inc.	$ 752,072		$ 291,971		$ 274,977

[1]	Amounts reclassified from comprehensive income primarily to interest expense within the Company's Consolidated Statements of Operations